Certain Risks and Uncertainties	12 Months Ended
Dec. 31, 2010
Certain Risks and Uncertainties [Abstract]
Certain risks and uncertainties
27.	Certain risks and uncertainties
a)	Major customers

There is no individual customer accounting for 10% or more of total revenues for the year ended December 31, 2010. Details of the customers accounting for 10% or more of total revenues for the year ended December 31, 2008 and 2009 were as follows:

	Year ended	Year ended	Year ended
Major customers	December 31, 2008	December 31, 2009	December 31, 2010
Customer A (third party)	—	11.4%	2.4%
Customer B (third party)	13.4%	8.4%	4.7%

Accounts receivable from the 3 customers with the largest receivable balances represents 57% and 44% of the balance of accounts receivable at December 31, 2009 and 2010, respectively. The Group performs ongoing credit evaluations of its customers’ financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

b)	Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalent, accounts receivables and advances to suppliers.

The Group places its cash and cash equivalents with high quality financial institutions in the PRC, US, Hong Kong and Singapore and limits the amount of credit risk from any single institution.
c)	Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.